Summary of Significant Accounting Policies - Summary of Accounts Receivable by Major Customers (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	19.00%